Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013		Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 10,274	$ 31,922		$ 57,794	$ 115,445	$ 134,245	$ 109,289
Cost of revenues	538,181	619,080		1,555,861	1,759,568	2,329,900	1,201,694
Gross profit/(loss)	(527,907)	(587,158)		(1,498,067)	(1,644,123)	(2,195,655)	(1,092,405)
Operating expenses
Research and development expenses	1,310,905	975,104		3,427,513	2,375,892	3,086,737	6,562,152
General and administrative expenses	1,060,812	806,872		3,970,579	1,736,192	2,513,136	2,063,199
Sales and marketing expenses	812,005	5,342		1,246,507	129,678	148,903	785,319
Loss from operations	(3,711,629)	(2,374,476)		(10,142,666)	(5,885,885)	(7,944,431)	(10,503,075)
Other income/(expense)
Interest expense, net	(151,491)	(457,250)		(1,640,045)	(1,435,087)	(2,070,064)	(2,187,499)
Change in fair value of warrant liability	3,326	(7,647)		(200,994)	593,365	782,112	454,389
Other income/(expense)		(20,818)			(32,767)		(22,541)
Total other income/(expense)	(148,165)	(485,715)		(1,841,039)	(874,489)	(1,287,952)	(1,755,651)
Loss before income taxes	(3,859,794)	(2,860,191)		(11,983,705)	(6,760,374)	(9,232,383)	(12,258,726)
Income tax expense				(800)	(800)	800	800
Net loss & comprehensive loss	$ (3,859,794)	$ (2,860,191)		$ (11,984,505)	$ (6,761,174)	$ (9,233,183)	$ (12,259,526)
Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders:
Basic	4,449,603	181,954		3,845,540	182,199	181,762	160,393
Diluted	4,449,603	181,954		3,845,540	182,199	181,762	160,393
Net loss per common share:
Basic	$ (0.87)	$ (15.72)	[1]	$ (3.12)	$ (37.11)	$ (50.80)	$ (76.43)
Diluted	$ (0.87)	$ (15.72)	[1]	$ (3.12)	$ (37.11)	$ (50.80)	$ (76.43)

[1]	Basic and diluted net loss per common share are computed independently for each of the components and quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted net loss per common share.